Assets Held for Sale (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities Held for Sale
As at June 30, 2023, the related assets and liabilities, as included in the Energy Infrastructure segment, were classified as held for sale and are detailed below.

As at ($ millions)	June 30, 2023
Cash and cash equivalents	19
Accounts receivable and other current assets	30
Inventories	55
Property, plant and equipment, net	430
Goodwill	27
Total assets held for sale	561

Accounts payable and other current liabilities	20
Deferred income taxes	109
Total liabilities associated with assets held for sale	129